COMMITMENTS (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended
	Jul. 27, 2022	Oct. 09, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Working interest percentage		70.00%
Revenue interest percentage		52.50%
Gain on sale of working interests on oil and gas properties			$ 971,609		$ 971,609
Participation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Compensation for services		$ 5,746,941
Working interest percentage		90.00%
Revenue interest percentage		67.50%
Gain on sale of working interests on oil and gas properties	$ 971,609
Participation Agreement [Member] | Ault Energy, Llc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Working interest percentage	40.00%
Revenue interest percentage	28.80%